Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.7%
iShares MSCI Eurozone ETF(a)	14,861,954	$707,429,010

Total Investment Companies — 100.7%
(Cost: $694,149,673)		707,429,010

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	2,230,000	2,230,000

Total Short-Term Investments — 0.3%
(Cost: $2,230,000)		2,230,000

Total Investments in Securities — 101.0%
(Cost: $696,379,673)		709,659,010

Other Assets, Less Liabilities — (1.0)%		(6,949,695)

Net Assets — 100.0%		$702,709,315

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,160,000	$1,070,000	(a)	$—	$—	$—	$2,230,000	2,230,000	$10	$—
iShares MSCI Eurozone ETF	744,520,226	64,756,883		(55,439,484)	6,734,302	(53,142,917)	707,429,010	14,861,954	(47)	—
					$6,734,302	$(53,142,917)	$709,659,010		$(37)	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	569,278,511	USD	640,773,630	BNP	12/03/21	$4,857,175
EUR	4,841,000	USD	5,461,240	CITI	12/03/21	29,040
EUR	55,423,834	USD	62,385,710	MS	12/03/21	471,632
USD	23,705,079	EUR	20,472,000	BBP	12/03/21	487,351
USD	1,912,208	EUR	1,654,000	JPM	12/03/21	36,372
USD	69,819,729	EUR	60,301,834	MS	12/03/21	1,430,143
USD	629,525,045	EUR	543,666,511	SSB	12/03/21	12,941,351
USD	1,923,321	EUR	1,658,000	UBS	12/03/21	42,949
EUR	4,064,000	USD	4,581,384	DB	01/05/22	34,489
						20,330,502
EUR	3,312,000	USD	3,803,418	JPM	12/03/21	(47,209)
USD	3,844,372	EUR	3,408,000	JPM	12/03/21	(20,713)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,920,168	EUR	1,695,000	MS	12/03/21	$(2,168)
USD	641,727,171	EUR	569,278,511	BNP	01/05/22	(4,856,720)
USD	62,477,127	EUR	55,423,834	MS	01/05/22	(473,007)
USD	9,849,897	EUR	8,695,000	SSB	01/05/22	(25,844)
						(5,425,661)
	Net unrealized appreciation					$14,904,841

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$707,429,010	$—	$—	$707,429,010
Money Market Funds	2,230,000	—	—	2,230,000
	$709,659,010	$—	$—	$709,659,010
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$20,330,502	$—	$20,330,502
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,425,661)	—	(5,425,661)
	$—	$14,904,841	$—	$14,904,841

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale	JPM	JPMorgan Chase Bank N.A.
BNP	BNP Paribas SA	MS	Morgan Stanley & Co. International PLC
CITI	Citibank N.A	SSB	State Street Bank and Trust Co.
DB	Deutsche Bank AG London	UBS	UBS AG

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2021

Currency Abbreviations

EUR	Euro
USD	United States Dollar

3